Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share-based payments	Capital reserve from transactions with related parties	Accumulated loss	Total equity	Non-controlling interests
Balance at Dec. 31, 2014	$ 773		$ 9,104	$ 200	$ 560	$ 761	$ (9,852)
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	10,531		10,531
Issuance of shares, net of issuance costs	1,821		1,821
Issuance of warrants, net of issuance costs	27			27
Share issuance due to a strategic cooperation agreement	417		500		(83)
Share-based payments	59				59
Exercise and expiration of warrants (series 1)	1		201	(200)
Exercise of warrants (series 2)	2		2
Comprehensive loss for the year:
Loss for the year	(4,202)						(4,202)
Total comprehensive loss for the year	(4,202)
Balance at Dec. 31, 2015	9,429		22,159	27	536	761	(14,054)
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	5,222		5,222
Issuance of warrants, net of issuance costs	2,517			2,517
Share issuance due to a strategic cooperation agreement	250		500		(250)
Share-based payments	400		103		297
Transfer of derivative instrument from liability to equity	7,388			7,388
Exercise of warrants (series A)	302		302
Exercise of warrants (series B)	23		2,540	(2,517)
Total transactions with owners of the company	16,102		8,667	7,388	47
Comprehensive loss for the year:
Loss for the year	(12,125)						(12,125)
Other comprehensive loss	(21)						(21)
Total comprehensive loss for the year	(12,146)						(12,146)
Balance at Dec. 31, 2016	13,385		30,826	7,415	583	761	(26,200)	$ 13,385
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	2,174		2,174					2,174
Share issuance due to an acquisition of a subsidiary (see note 4)	3,816		1,800					1,800	2,016
Share-based payments	2,321		96		2,225			2,321
Issuance of shares due to RSUs vesting			1,083		(1,083)
Total transactions with owners of the company	8,311		5,153		1,142			6,295	2,016
Comprehensive loss for the year:
Loss for the year	(13,008)						(12,272)	(12,272)	(736)
Other comprehensive loss	95						(95)	(95)
Total comprehensive loss for the year	(13,103)						(12,367)	(12,367)	(736)
Balance at Dec. 31, 2017	$ 8,593		$ 35,979	$ 7,415	$ 1,725	$ 761	$ (38,567)	$ 7,313	$ 1,280